Share Capital - Shares issued (Details) - GBP (£)	Dec. 31, 2022	Dec. 31, 2021	Aug. 26, 2021
Disclosure of classes of share capital [line items]
Par value per share (GBP per share)			£ 2.00
Share capital	£ 61,482	£ 63,684
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares)	122,963,545	120,886,527
Par value per share (GBP per share)	£ 0.0005	£ 0.0005
Share capital	£ 61,482	£ 60,443
Deferred Shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares)	0	324,121
Par value per share (GBP per share)	£ 0.01	£ 0.01
Share capital	£ 0	£ 3,241